Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for CEO ($)(1) (b)	Compensation Actually Paid to CEO (loss) ($)(2) (c)	Average Summary Compensation Table Total for other NEOs ($)(1) (d)	Average Compensation Actually Paid to other NEOs (loss) ($)(2) (e)	Value of Initial Fixed $100 Investment Based on:(3)		Net Income ($)(4) (h)	Core Revenue ($) (i)
					Total Shareholder Return ($) (f)	Russell 2000 Total Shareholder Return ($) (g)
2022	$9,773,674	$(39,102,726)	$3,565,666	$(9,415,688)	$83	$110	$2,630,000	$188,171,000
2021	$1,914,440	$(5,612,438)	$609,200	$(2,532,818)	$314	$138	$8,296,000	$133,420,000
2020	$5,430,680	$59,124,555	$2,141,748	$25,378,472	$297	$120	$18,755,000	$95,068,000

Named Executive Officers, Footnote [Text Block]	Compensation for our CEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for other NEOs includes the following NEOs: (a) For 2022: Messrs. Miller, Jones. Jr., Langston, Michael Colby and Mark Colby; and (b) For 2021 and 2020: Messrs. Michael Colby, Mark Colby and Langston.
PEO Total Compensation Amount	$ 9,773,674	$ 1,914,440	$ 5,430,680
PEO Actually Paid Compensation Amount	$ (39,102,726)	(5,612,438)	59,124,555
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid for the CEO and average compensation “actually paid” for our other NEOs in Covered Years reflect the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals.Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
Compensation Actually Paid is a prescribed metric which adjusts total NEO compensation from the Summary Compensation Table above to reflect changes in (i) the fair value of NEOs 2022 vested options as of their vesting date, by (ii) the fair value of unvested NEO options as of December 31, 2022, (iii) the fair value of awards that are determined to fail to meet the applicable vesting conditions as of December 31, 2022, and (iv) pension adjustments, dividends or other compensation not otherwise included in the Summary Compensation Table. The amounts deducted or added in calculating the equity award adjustments are as follows:

	CEO 2022	CEO 2021	CEO 2020	Other NEO 2022	Other NEO 2021	Other NEO 2020
Summary Compensation Table Total	$9,773,674	$1,914,440	$5,430,680	$3,565,666	$609,200	$2,141,748
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$7,858,500.00	$—	$3,816,540	$3,154,453	$—	$1,516,830
Plus Fair Value for Unvested Awards Granted in the Covered Year	$607,800	$—	$18,874,674	$795,263	$—	$9,018,303
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(41,625,700)	$(7,526,878)	$38,635,741	$(11,386,080)	$(3,142,018)	$15,735,251
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	$—	$—	$—	$—	$—	$—

Less Fair Value of Awards Forfeited during the Covered Year(1)	$—	$—	$—	$(741,638)	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$—	$—	$—	$—	$—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(39,102,726)	$(5,612,438)	$59,124,555	$(9,415,688)	$(2,532,818)	$25,378,472
(1) Due to Michael Colby's and Mark Colby's departure in 2022, they forfeited all previously awarded unvested options.

Non-PEO NEO Average Total Compensation Amount	$ 3,565,666	609,200	2,141,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ (9,415,688)	(2,532,818)	$ 25,378,472
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid for the CEO and average compensation “actually paid” for our other NEOs in Covered Years reflect the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals.Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
Compensation Actually Paid is a prescribed metric which adjusts total NEO compensation from the Summary Compensation Table above to reflect changes in (i) the fair value of NEOs 2022 vested options as of their vesting date, by (ii) the fair value of unvested NEO options as of December 31, 2022, (iii) the fair value of awards that are determined to fail to meet the applicable vesting conditions as of December 31, 2022, and (iv) pension adjustments, dividends or other compensation not otherwise included in the Summary Compensation Table. The amounts deducted or added in calculating the equity award adjustments are as follows:

	CEO 2022	CEO 2021	CEO 2020	Other NEO 2022	Other NEO 2021	Other NEO 2020
Summary Compensation Table Total	$9,773,674	$1,914,440	$5,430,680	$3,565,666	$609,200	$2,141,748
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$7,858,500.00	$—	$3,816,540	$3,154,453	$—	$1,516,830
Plus Fair Value for Unvested Awards Granted in the Covered Year	$607,800	$—	$18,874,674	$795,263	$—	$9,018,303
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(41,625,700)	$(7,526,878)	$38,635,741	$(11,386,080)	$(3,142,018)	$15,735,251
Plus Fair Value of Awards Granted in the Covered Year that Vested in the Covered Year	$—	$—	$—	$—	$—	$—

Less Fair Value of Awards Forfeited during the Covered Year(1)	$—	$—	$—	$(741,638)	$—	$—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$—	$—	$—	$—	$—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$(39,102,726)	$(5,612,438)	$59,124,555	$(9,415,688)	$(2,532,818)	$25,378,472
(1) Due to Michael Colby's and Mark Colby's departure in 2022, they forfeited all previously awarded unvested options.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]			120
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Core Revenue	Core Revenue is a financial measure that consists of Renewal Commissions, Renewal Royalty Fees, New Business Commissions, New Business Royalty Fees, and Agency Fees. For more information, see the section entitled “Item 7. Management’s discussion and analysis of financial condition and results of operations” in our Annual Report.
Adjusted EBITDA	Adjusted EBITDA is defined as net income (the most directly comparable GAAP measure) before interest, income taxes, depreciation and amortization, adjusted to exclude equity-based compensation and other non-operating items, including, among other things, certain non-cash charges and certain non-recurring or non-operating gains or losses. For discussion of how Adjusted EBIDTA is calculated from Goosehead’s audited financial statements, see our Annual Report in the section entitled “GAAP to Non-GAAP Reconciliations.”

Total Shareholder Return Amount	$ 83	314	$ 297
Peer Group Total Shareholder Return Amount	110	138
Net Income (Loss)	$ 2,630,000,000	$ 8,296,000,000	$ 18,755,000,000
Company Selected Measure Amount	188,171,000,000	133,420,000,000	95,068,000,000
Additional 402(v) Disclosure [Text Block]	The columns “Total Shareholder Return” and “Russell 2000 Total Shareholder Return” are calculated based on an initial fixed investment of $100 in the Company and the Russell 2000 Index, respectively, from the beginning of the earliest year in the table (2020) through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K. (4) Net Income is prepared in accordance with GAAP.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,858,500	$ 0	$ 3,816,540
PEO [Member] | Fair Value For Unvested Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	607,800	0	18,874,674
PEO [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,625,700)	(7,526,878)	38,635,741
PEO [Member] | Fair Value Of Awards Granted In The Covered Year That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value Of Incremental Dividends Or Earnings Paid On Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,154,453	0	1,516,830
Non-PEO NEO [Member] | Fair Value For Unvested Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	795,263	0	9,018,303
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,386,080)	(3,142,018)	15,735,251
Non-PEO NEO [Member] | Fair Value Of Awards Granted In The Covered Year That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(741,638)	0	0
Non-PEO NEO [Member] | Fair Value Of Incremental Dividends Or Earnings Paid On Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change In Actuarial Present Value Of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0